Investments - Special Deposits (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Fair Value	$ 697.6	$ 6.6	$ 5.9
Deposits with state insurance departments
Debt Securities, Available-for-sale [Line Items]
Fair Value		6.5	5.6
Deposits with state insurance departments | NEW YORK
Debt Securities, Available-for-sale [Line Items]
Fair Value		2.8	2.1
Deposits with state insurance departments | Washington
Debt Securities, Available-for-sale [Line Items]
Fair Value		1.2	1.1
Deposits with state insurance departments | COLORADO
Debt Securities, Available-for-sale [Line Items]
Fair Value		1.1	1.1
Deposits with state insurance departments | North Carolina
Debt Securities, Available-for-sale [Line Items]
Fair Value		0.3	0.3
Deposits with state insurance departments | New Mexico
Debt Securities, Available-for-sale [Line Items]
Fair Value		0.3	0.3
Deposits with state insurance departments | VIRGINIA
Debt Securities, Available-for-sale [Line Items]
Fair Value		0.3	0.3
Deposits with state insurance departments | Florida
Debt Securities, Available-for-sale [Line Items]
Fair Value		0.2	0.0
Deposits with state insurance departments | Nevada
Debt Securities, Available-for-sale [Line Items]
Fair Value		0.2	0.2
Deposits with state insurance departments | Arkansas
Debt Securities, Available-for-sale [Line Items]
Fair Value		0.0	0.1
Deposits with state insurance departments | Massachusetts
Debt Securities, Available-for-sale [Line Items]
Fair Value		$ 0.1	$ 0.1